Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 2.6%
Security	Shares	Value
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I(1)	4,291,962	$ 35,794,960
Eaton Vance Emerging Markets Local Income Fund, Class I(1)	9,419,966	33,440,881
Eaton Vance Global Macro Absolute Return Fund, Class I(1)	2,992,346	26,422,417
Total Affiliated Investment Funds (identified cost $94,285,000)		$ 95,658,258

Asset-Backed Securities — 11.5%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(2)	$599	$ 591,501
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 7.20%, (3 mo. SOFR + 3.25%), 10/20/38(2)(3)	4,000	4,015,192
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(2)	5,521	5,528,434
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	1,269	1,285,482
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	3,680	3,732,191
ACM Auto Trust:
Series 2024-2A, Class A, 6.06%, 2/20/29(2)	480	480,655
Series 2025-1A, Class A, 5.38%, 6/20/29(2)	1,627	1,626,125
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(2)	4,777	4,891,543
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(2)	500	493,029
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 6.634%, (3 mo. SOFR + 2.75%), 4/20/38(2)(3)	3,000	2,968,464
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.505%, (3 mo. SOFR + 4.60%), 7/15/37(2)(3)	2,500	2,516,013
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.234%, (3 mo. SOFR + 4.35%), 3/13/37(2)(3)	3,000	3,016,038
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(2)(3)	3,500	3,523,954
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.629%, (3 mo. SOFR + 2.95%), 1/20/39(2)(3)	3,000	3,002,394
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(2)(3)	3,500	3,506,041
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.405%, (3 mo. SOFR + 4.50%), 7/15/37(2)(3)	1,000	1,006,738
Security	Principal Amount (000's omitted)	Value
Bridge Trust, Series 2025-SFR1, Class D, 4.20%, 9/17/42(2)	$4,498	$ 4,230,607
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(2)(3)	2,500	2,515,650
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(2)(3)	4,000	4,006,032
Series 2023-20A, Class DR, 7.305%, (3 mo. SOFR + 3.40%), 4/15/38(2)(3)	3,500	3,515,218
Series 2023-21A, Class D1R, 6.661%, (3 mo. SOFR + 2.75%), 10/18/38(2)(3)	3,000	2,999,373
Series 2024-22A, Class D, 8.205%, (3 mo. SOFR + 4.30%), 4/15/37(2)(3)	3,000	3,018,426
Cajun Global LLC, Series 2025-2A, Class A2, 5.912%, 11/20/55(2)	12,375	12,451,557
Castlelake Aircraft Structured Trust:
Series 2019-1A, Class A, 3.967%, 4/15/39(2)	4,382	4,295,709
Series 2025-1A, Class C, 7.75%, 2/15/50(2)	9,401	9,477,359
Series 2025-2A, Class B, 6.303%, 8/15/50(2)	3,010	3,042,124
CIFC Funding Ltd., Series 2022-3A, Class D, 7.62%, (3 mo. SOFR + 3.75%), 4/21/35(2)(3)	3,000	3,006,990
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	9,055	9,172,389
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	3,116	3,565,265
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(4)	2,800	2,003,115
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(2)	4,300	4,189,834
Series 2021-1A, Class C, 5.99%, 12/26/51(2)	2,900	2,857,707
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(2)	3,134	3,070,369
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	963,460
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	959,948
Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(2)	10,615	10,550,025
Eldridge CLO Ltd., Series 2025-2A, Class D1, (3 mo. SOFR + 2.85%), 1/20/39(2)(5)	2,000	2,001,576
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.734%, (3 mo. SOFR + 2.85%), 10/18/37(2)(3)	2,500	2,514,615
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.234%, (3 mo. SOFR + 4.35%), 7/18/37(2)(3)	1,000	1,004,514
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.684%, (3 mo. SOFR + 3.80%), 4/20/37(2)(3)	2,500	2,512,435
Empower CLO Ltd., Series 2024-1A, Class D1, 7.608%, (3 mo. SOFR + 3.75%), 4/25/37(2)(3)	3,000	3,016,074
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(2)	494	492,069

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Falcon Aerospace Ltd.: (continued)
Series 2019-1, Class B, 4.791%, 9/15/39(2)	$514	$ 513,058
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,570,968
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,878,435
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,907,883
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	4,000	3,885,588
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,298,958
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(6)	2,285	2,208,995
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(6)	1,690	1,639,378
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967% to 12/15/26, 12/15/44(2)(7)	515	510,250
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.105%, (3 mo. SOFR + 3.20%), 7/15/38(2)(3)	2,350	2,353,760
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.434%, (3 mo. SOFR + 3.55%), 4/20/37(2)(3)	1,500	1,504,185
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	6,575	6,743,690
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(2)(3)	3,000	3,019,920
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,288	2,284,134
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	2,182	2,203,462
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.155%, (3 mo. SOFR + 3.25%), 10/15/37(2)(3)	2,500	2,509,370
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,716	6,586,431
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	625	614,776
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	7,031	7,116,923
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(2)(3)	5,030	5,042,006
Series 2025-GT1, Class B, 7.284%, (1 mo. SOFR + 3.55%), 5/16/30(2)(3)	3,962	3,972,396
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	4,187	2,636,750
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,575	1,945,781
Series 2021-1GS, Class C, 3.50%, 1/20/48(2)	1,278	818,686
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	337	333,807
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	19	18,698
Security	Principal Amount (000's omitted)	Value
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	$4,912	$ 4,691,316
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.034%, (3 mo. SOFR + 3.15%), 7/18/37(2)(3)	2,500	2,514,280
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.055%, (3 mo. SOFR + 4.15%), 7/15/36(2)(3)	1,000	1,001,889
Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(2)(3)	2,000	2,003,992
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 1/25/26, 9/25/54(7)	5,059	5,070,282
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	999	897,076
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	80	78,388
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	4,930	4,959,691
Series 2024-1, Class B, 6.09%, 8/15/49(2)	2,972	2,980,569
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,825	3,675,125
Series 2022-1A, Class A2, 3.695%, 1/30/52(2)	6,160	5,839,716
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	4,994	5,066,547
New Mountain CLO 3 Ltd., Series CLO-3A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(2)(3)	4,000	4,017,784
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(2)	2,244	2,291,129
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	5,543	5,647,075
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(2)	166	164,498
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,130	1,112,032
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.584%, (3 mo. SOFR + 4.70%), 7/20/37(2)(3)	2,000	2,008,698
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.284%, (3 mo. SOFR + 4.40%), 10/20/37(2)(3)	1,500	1,513,463
Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(2)(3)	3,000	3,018,561
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	1,320	1,296,078
Series 2021-C, Class C, 3.61%, 10/8/31(2)	3,130	3,095,833
Orion CLO Ltd., Series 2023-1A, Class D1R, 6.809%, (3 mo. SOFR + 2.90%), 10/25/38(2)(3)	2,000	2,005,500
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(2)	409	404,180
Series 2021-5, Class C, 3.93%, 8/15/29(2)	957	947,106

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	$1,323	$ 1,133,323
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(2)(3)	3,000	3,015,381
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B, 4.948%, 6/15/44(2)	3,351	3,327,543
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,294	2,200,421
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	6,024	6,127,371
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(2)(3)	2,800	2,827,892
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(2)(3)	7,920	7,955,560
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,615,545
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class A3, 5.013%, 8/25/34(2)	7,150	7,165,118
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	4,877	3,542,010
Series 2025-1A, Class B, 5.727%, 8/15/50(2)	5,610	5,517,834
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	628	598,539
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	4,581	4,102,202
Series 2021-1, Class A2I, 2.865%, 7/30/51(2)	4,966	4,661,198
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(2)	8,505	8,490,644
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	3,705	3,669,022
STAR Trust:
Series 2021-SFR1, Class G, 7.066%, (1 mo. SOFR + 3.314%), 4/17/38(2)(3)	4,844	4,841,797
Series 2021-SFR1, Class H, 8.316%, (1 mo. SOFR + 4.564%), 4/17/38(2)(3)	1,600	1,601,233
Series 2021-SFR2, Class F, 6.715%, (1 mo. SOFR + 2.964%), 1/17/39(2)(3)	2,357	2,361,373
Series 2024-SFR4, Class D, 6.70%, (1 mo. SOFR + 2.95%), 10/17/41(2)(3)	2,405	2,422,939
Series 2025-SFR5, Class D, 6.201%, (1 mo. SOFR + 2.45%), 2/17/42(2)(3)	5,000	5,006,553
Series 2025-SFR6, Class D, 6.151%, (1 mo. SOFR + 2.40%), 8/17/42(2)(3)	7,350	7,384,940
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	6,993	6,981,155
Series 2024-3A, Class A2II, 5.566%, 7/30/54(2)	5,266	5,233,821
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	813	697,747
Series 2021-B, Class B, 2.01%, 7/20/48(2)	2,015	1,500,145
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,226	949,874
Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	$2,324	$ 1,040,595
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	6,925	5,939,516
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(2)	8,068	9,587,223
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,941,895
Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,780,360
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	2,581	2,674,058
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,844,891
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,263	1,225,622
Series 2020-A, Class C, 6.657%, 3/15/45(2)	245	242,693
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	1,189	1,222,962
Total Asset-Backed Securities (identified cost $424,671,486)		$ 429,466,325

Collateralized Mortgage Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust:
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(2)	$2,734	$ 2,321,673
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(2)	2,734	2,046,899
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(7)	1,730	1,695,714
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(2)(6)	2,500	2,472,150
Series 2024-HB13, Class M2, 3.00%, 5/25/34(2)(6)	500	484,106
Series 2024-HB13, Class M3, 3.00%, 5/25/34(2)(6)	700	670,736
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(2)(6)	3,090	3,187,106
Series 2024-2, Class A, 9.60%, 11/25/59(2)(6)	2,210	2,288,408
Series 2024-3, Class A, 8.463%, 1/25/60(2)(6)	4,892	5,082,583
Series 2025-2, Class A, 6.981%, 10/25/60(2)(6)	10,068	10,460,908
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,724	1,685,782
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	267	277,892
Series 5402, Class BZ, 6.00%, 4/25/54	1,266	1,320,481

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	$7,541	$ 7,589,451
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.274%, (30-day SOFR Average + 3.40%), 8/25/33(2)(3)	2,165	2,394,355
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(2)(3)	4,490	5,542,344
Series 2021-DNA7, Class B2, 11.674%, (30-day SOFR Average + 7.80%), 11/25/41(2)(3)	2,990	3,149,249
Series 2021-HQA3, Class B2, 10.124%, (30-day SOFR Average + 6.25%), 9/25/41(2)(3)	2,800	2,890,001
Series 2022-DNA2, Class B2, 12.374%, (30-day SOFR Average + 8.50%), 2/25/42(2)(3)	7,700	8,267,128
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(2)(3)	1,111	1,181,775
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(2)(3)	6,295	6,412,771
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(2)(3)	2,420	2,470,057
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(2)(3)	1,612	1,641,917
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(2)(3)	1,995	2,063,970
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(2)(3)	584	596,363
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,044,426
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,090,288
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,241,022
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,241,377
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(8)	1,041	1,123,056
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,888,675
Series 2023-133, Class S, 9.847%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(8)	2,118	2,375,287
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,647,307
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,867,165
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,123,999
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,674,283
Home Re Ltd., Series 2021-2, Class B1, 8.024%, (30-day SOFR Average + 4.15%), 1/25/34(2)(3)	3,670	3,762,173
ICAP Trust, Series 2025-RTL1, Class A1, 6.472%, 7/25/30(2)(7)	5,000	5,075,973
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.618%, (30-day SOFR Average + 1.70%), 3/20/54(2)(3)	1,651	1,658,897
Security	Principal Amount (000's omitted)	Value
JPM Lending Facility, 10.70%, (SOFR + 7.00%), 7/15/29(3)	$1,650	$ 1,662,017
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(2)(7)	965	970,760
Series 2023-RTL4, Class A1, 7.628% to 1/25/26, 11/25/28(2)(7)	2,759	2,770,060
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(2)(7)	4,645	4,668,495
LoanDepot GMSR Trust, Series 2025-FT1, Class A, 6.591%, (1 mo. SOFR + 2.75%), 12/19/30(2)(3)	3,637	3,644,183
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(2)(7)	3,425	3,436,630
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(2)(3)	8,040	8,029,365
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(2)(6)	6,764	6,862,124
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(2)(6)	6,393	6,481,629
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(2)(6)	4,400	4,463,886
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,364	1,087,876
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(2)(7)	3,000	3,015,278
Total Collateralized Mortgage Obligations (identified cost $153,500,474)		$ 156,100,050

Commercial Mortgage-Backed Securities — 7.0%
Security	Principal Amount (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.516%, 12/10/41(2)(6)	$11,508	$ 12,080,986
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(2)(6)	7,255	6,190,454
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(2)(6)	7,215	5,845,140
BAMLL Trust:
Series 2024-BHP, Class A, 6.10%, (1 mo. SOFR + 2.35%), 8/15/39(2)(3)	5,864	5,884,542
Series 2024-BHP, Class C, 7.35%, (1 mo. SOFR + 3.60%), 8/15/39(2)(3)	1,700	1,700,510
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.545%, 2/15/50(2)(6)	3,500	2,421,493

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.50%, (1 mo. SOFR + 2.75%), 11/15/42(2)(3)	$6,035	$ 6,081,390
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/40(2)(6)	7,975	8,097,466
BX Commercial Mortgage Trust:
Series 2022-CSMO, Class B, 6.891%, (1 mo. SOFR + 3.141%), 6/15/27(2)(3)	4,135	4,152,195
Series 2022-CSMO, Class C, 7.639%, (1 mo. SOFR + 3.889%), 6/15/27(2)(3)	3,490	3,510,469
BX Trust, Series 2025-GW, Class E, 7.40%, (1 mo. SOFR + 3.65%), 7/15/42(2)(3)	10,900	10,996,720
Caister Finance DAC, Series 1A, Class C, 6.696%, (SONIA + 2.84%), 8/17/35(2)(3)	5,773	7,823,973
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(2)(6)	1,500	1,423,313
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.468%, 8/10/50(2)(6)	2,773	2,695,175
Series 2015-CR22, Class D, 3.699%, 3/10/48(2)(6)	2,324	1,866,698
CSMC Trust:
Series 2016-NXSR, Class D, 4.397%, 12/15/49(2)(6)	2,000	1,809,941
Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(2)(3)	11,987	11,638,817
Series 2022-CNTR, Class A, 7.695%, (1 mo. SOFR + 3.944%), 1/9/25(2)(3)	3,745	2,484,091
DBC Mortgage Trust, Series 2025-DBC, Class C, 5.801%, (1 mo. SOFR + 2.05%), 11/15/42(2)(3)	3,750	3,754,681
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(2)(6)	7,587	7,854,983
Extended Stay America Trust:
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(2)(3)	5,358	5,408,497
Series 2025-ESH, Class F, 7.85%, (1 mo. SOFR + 4.10%), 10/15/42(2)(3)	3,066	3,104,364
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(2)(3)	2,228	2,267,696
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(2)(3)	6,187	6,323,466
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class B, 5.60%, (1 mo. SOFR + 1.85%), 12/15/39(2)(3)	2,545	2,554,572
Series 2024-FBLU, Class D, 6.35%, (1 mo. SOFR + 2.60%), 12/15/39(2)(3)	7,000	7,045,385
Series 2024-FBLU, Class F, 8.00%, (1 mo. SOFR + 4.25%), 12/15/39(2)(3)	5,490	5,538,965
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,182,560
Security	Principal Amount (000's omitted)	Value
Great Wolf Trust:
Series 2024-WOLF, Class D, 6.64%, (1 mo. SOFR + 2.89%), 3/15/39(2)(3)	$917	$ 923,308
Series 2024-WOLF, Class F, 8.188%, (1 mo. SOFR + 4.438%), 3/15/39(2)(3)	10,029	10,107,519
GWT Trust, Series 2024-WLF2, Class D, 6.69%, (1 mo. SOFR + 2.939%), 5/15/41(2)(3)	5,387	5,424,673
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.29%, (1 mo. SOFR + 2.54%), 6/15/41(2)(3)	612	615,351
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.403%, 1/13/40(2)(6)	1,750	1,782,717
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.091%, (1 mo. SOFR + 2.341%), 9/15/41(2)(3)	1,377	1,382,159
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(2)(3)	2,668	2,676,741
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(2)(3)	4,668	4,691,246
Series 2025-STAY, Class E, 7.60%, (1 mo. SOFR + 3.85%), 3/15/42(2)(3)	5,059	5,100,485
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.513%, 9/15/47(2)(6)	515	355,335
Series 2014-C23, Class D, 4.036%, 9/15/47(2)(6)	3,000	2,781,656
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 4.883%, 12/15/46(2)(6)	1,071	1,016,009
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	58,128
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.713%, 5/15/49(6)(9)	4,199	3,890,648
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(9)	3,048	2,471,229
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(6)(9)	5,000	4,304,170
NYC Commercial Mortgage Trust:
Series 2025-3BP, Class D, 6.191%, (1 mo. SOFR + 2.441%), 2/15/42(2)(3)	5,612	5,608,954
Series 2025-3BP, Class E, 7.29%, (1 mo. SOFR + 3.539%), 2/15/42(2)(3)	4,300	4,319,744
ORL Trust, Series 2024-GLKS, Class F, 8.188%, (1 mo. SOFR + 4.438%), 12/15/39(2)(3)	7,980	8,018,441
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(2)(6)	4,062	4,190,865
SHR Trust, Series 2024-LXRY, Class A, 5.70%, (1 mo. SOFR + 1.95%), 10/15/41(2)(3)	7,500	7,527,715

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, 6.451%, (1 mo. SOFR + 2.70%), 1/15/39(2)(3)	$9,350	$ 9,310,552
TX Trust, Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(2)(3)	5,596	5,643,421
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(2)(7)	7,763	7,725,616
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,959,828
Series 2015-NXS1, Class C, 3.848%, 5/15/48(6)	452	435,106
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	2,046,876
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,600,202
Series 2025-1918, Class B, 6.013%, 9/15/40(2)(6)	2,450	2,462,519
Series 2025-1918, Class C, 6.692%, 9/15/40(2)(6)	2,605	2,618,632
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(2)(6)	3,600	3,455,782
Total Commercial Mortgage-Backed Securities (identified cost $265,326,278)		$ 263,244,169

Common Stocks — 0.0%†
Security	Shares	Value
Energy — 0.0%†
Enviva LLC(10)(11)	106,272	$ 1,679,098
		$ 1,679,098
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	324	$ 1,428
		$ 1,428
Total Common Stocks (identified cost $638,168)		$ 1,680,526

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 934,210
		$ 934,210
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.0%†
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(2)	$900	$ 960,750
		$ 960,750
Commercial Services — 0.0%†
Shift4 Payments, Inc., 0.50%, 8/1/27	$800	$ 770,800
		$ 770,800
Computers — 0.0%†
Parsons Corp., 2.625%, 3/1/29	$840	$ 865,620
		$ 865,620
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 933,937
Southern Co., 3.25%, 6/15/28(2)	1,000	1,000,500
		$ 1,934,437
Electronics — 0.0%†
Avnet, Inc., 1.75%, 9/1/30(2)	$1,000	$ 988,000
		$ 988,000
Healthcare Products — 0.0%†
Exact Sciences Corp., 1.75%, 4/15/31(2)	$600	$ 735,300
		$ 735,300
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$800	$ 1,244,400
Baidu, Inc., 0.00%, 3/12/32(12)	1,000	1,018,957
JD.com, Inc., 0.25%, 6/1/29	800	803,600
		$ 3,066,957
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 870,371
		$ 870,371
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 760,500
		$ 760,500
Oil and Gas — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(2)	$950	$ 934,610
		$ 934,610

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.1%
Jazz Investments I Ltd., 3.125%, 9/15/30	$895	$ 1,193,482
		$ 1,193,482
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, 1.875%, 11/15/29(2)	$845	$ 858,942
Federal Realty OP LP, 3.25%, 1/15/29(2)	850	860,200
		$ 1,719,142
Retail — 0.0%†
Anllian Capital 2 Ltd., 0.00%, 12/5/29(12)	$800	$ 941,100
		$ 941,100
Semiconductors — 0.0%†
ON Semiconductor Corp., 0.50%, 3/1/29	$900	$ 853,650
		$ 853,650
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 891,450
Datadog, Inc., 0.00%, 12/1/29(2)	900	901,125
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(2)	500	708,500
		$ 2,501,075
Total Convertible Bonds (identified cost $19,120,463)		$ 20,030,004

Corporate Bonds — 24.8%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$5,450	$ 5,762,819
		$ 5,762,819
Aerospace & Defense — 0.2%
Boeing Co.:
5.805%, 5/1/50	$5,623	$ 5,539,112
5.93%, 5/1/60	1,756	1,724,170
		$ 7,263,282
Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	$438	$ 438,349
Security	Principal Amount (000's omitted)	Value
Airlines (continued)
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(2)	$8,087	$ 8,157,005
5.308%, 10/20/31(2)	1,950	1,968,275
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)	4,970	4,733,471
		$ 15,297,100
Auto Manufacturers — 0.9%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	$17,949	$ 11,541,514
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(2)	5,568	5,827,246
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,020	1,028,484
5.875%, 11/7/29	2,740	2,813,785
New Flyer Holdings, Inc., 9.25%, 7/1/30(2)	3,000	3,239,676
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(2)	7,705	8,013,422
		$ 32,464,127
Banks — 5.9%
African Export-Import Bank, 3.994%, 9/21/29(12)	$2,200	$ 2,081,288
Banco Mercantil del Norte SA, 8.375% to 5/20/31(2)(13)(14)	8,225	8,646,531
Banco Santander SA, 9.625% to 11/21/28(13)(14)	3,200	3,549,379
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(14)	6,349	6,745,519
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(14)	15,060	16,189,364
Barclays PLC, 8.00% to 3/15/29(13)(14)	7,260	7,776,230
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(2)(14)	7,145	7,028,358
7.625% to 2/11/30, 2/11/35(2)(14)	2,691	2,832,278
8.125% to 1/8/34, 1/8/39(2)(14)	4,440	4,806,247
8.45% to 6/29/33, 6/29/38(2)(14)	6,461	7,150,018
BNP Paribas SA, 7.75% to 8/16/29(2)(13)(14)	8,000	8,482,472
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(2)(14)	4,731	5,280,158
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(14)	9,500	9,928,279
Deutsche Bank AG, 8.13% to 4/30/30(12)(13)(14)	7,400	7,912,796
ING Groep NV, 8.00% to 5/16/30(12)(13)(14)	4,680	5,080,861
Intesa Sanpaolo SpA:
4.95% to 6/1/41, 6/1/42(2)(14)	500	426,809
8.248% to 11/21/32, 11/21/33(2)(14)	7,358	8,691,984
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	222,226	34,014,789
3.50%, 10/1/56(12)	122,775	18,574,103

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(2)(14)	$1,530	$ 1,617,517
8.50% to 3/25/34(2)(13)(14)	5,261	5,767,924
10.00% to 11/14/28(2)(13)(14)	4,620	5,138,623
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,827,133
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(14)	4,054	4,214,447
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	3,393	3,352,994
Toronto-Dominion Bank:
4.928%, 10/15/35	7,340	7,337,885
8.125% to 10/31/27, 10/31/82(14)	7,227	7,626,861
UBS Group AG, 9.25% to 11/13/28(2)(13)(14)	4,910	5,401,977
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(2)(14)	975	994,415
5.861% to 6/19/27, 6/19/32(2)(14)	5,038	5,123,813
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	5,867	5,300,410
		$ 221,901,462
Biotechnology — 0.1%
Royalty Pharma PLC, 5.20%, 9/25/35	$3,192	$ 3,210,811
		$ 3,210,811
Building Materials — 0.2%
Masterbrand, Inc., 7.00%, 7/15/32(2)	$6,198	$ 6,428,751
		$ 6,428,751
Chemicals — 0.3%
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	$7,000	$ 7,381,477
LYB International Finance III LLC, 5.125%, 1/15/31	3,400	3,414,515
		$ 10,795,992
Commercial Services — 0.3%
Allied Universal Holdco LLC, 7.875%, 2/15/31(2)	$3,256	$ 3,433,366
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	6,365	6,274,978
		$ 9,708,344
Computers — 0.1%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)	$4,376	$ 4,970,398
		$ 4,970,398
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 6.1%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	$3,849	$ 4,013,578
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(15)	2,946	22,095
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(13)(14)	1,431	1,412,669
Apollo Debt Solutions BDC, 5.875%, 8/30/30	7,034	7,126,591
Azorra Finance Ltd., 7.75%, 4/15/30(2)	6,100	6,464,682
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	1,424	1,466,720
6.65%, 3/15/31	2,076	2,140,805
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	885	884,660
5.795%, 4/24/35	750	786,352
6.077%, 9/15/55	603	617,097
CI Financial Corp.:
3.20%, 12/17/30	3,937	3,568,639
7.50%, 5/30/29(2)	13,458	14,322,064
Citadel LP, 6.375%, 1/23/32(2)	6,365	6,759,043
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(2)	3,800	4,003,651
Enact Holdings, Inc., 6.25%, 5/28/29	10,725	11,240,222
Focus Financial Partners LLC, 6.75%, 9/15/31(2)	3,266	3,359,730
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34	17,159	17,487,396
8.00% to 3/1/31, 6/1/56(14)	5,408	5,665,313
Jefferies Financial Group, Inc., 6.20%, 4/14/34	11,368	12,003,137
Jyske Realkredit AS, 3.50%, 10/1/56	34,888	5,263,975
LPL Holdings, Inc.:
4.00%, 3/15/29(2)	4,960	4,879,609
4.375%, 5/15/31(2)	2,450	2,386,887
5.75%, 6/15/35	7,065	7,276,525
Marex Group PLC, 6.404%, 11/4/29	12,284	12,745,090
Midcap Financial Issuer Trust, 5.37%, 4/15/29(2)(16)	6,940	6,940,000
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	15,662	2,393,738
3.50%, 10/1/56	166,247	25,135,942
3.50%, 10/1/56	7,339	1,098,369
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,274,929
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	2,024	2,085,959
8.40%, 11/14/28	3,770	4,064,106
Raymond James Financial, Inc.:
4.90%, 9/11/35	993	987,701
5.65%, 9/11/55	2,902	2,842,698

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Realkredit Danmark AS, 3.50%, 10/1/56(12)	$149,214	$ 22,525,564
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	4,805	4,566,383
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(2)	9,300	9,448,983
UWM Holdings LLC, 6.25%, 3/15/31(2)	7,086	7,078,105
		$ 229,339,007
Electric — 1.1%
Alpha Generation LLC, 6.75%, 10/15/32(2)	$6,000	$ 6,214,408
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(14)	10,390	10,319,405
Cometa Energia SA de CV, 6.375%, 4/24/35(12)	1,228	1,288,908
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(14)	4,056	4,077,232
Minejesa Capital BV, 4.625%, 8/10/30(12)	1,510	1,505,952
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	7,109	7,342,758
VoltaGrid LLC, 7.375%, 11/1/30(2)	5,315	5,268,391
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(2)	5,850	6,158,291
		$ 42,175,345
Electronics — 0.2%
TD SYNNEX Corp., 5.30%, 10/10/35	$9,449	$ 9,360,807
		$ 9,360,807
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 4,212,454
		$ 4,212,454
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(2)	$4,500	$ 3,739,910
		$ 3,739,910
Entertainment — 0.2%
Voyager Parent LLC, 9.25%, 7/1/32(2)	$6,100	$ 6,476,559
		$ 6,476,559
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,617,494
		$ 3,617,494
Security	Principal Amount (000's omitted)	Value
Foods — 0.1%
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	$4,400	$ 4,462,274
		$ 4,462,274
Healthcare Services — 0.6%
Centene Corp.:
2.50%, 3/1/31	$11,789	$ 10,187,302
3.375%, 2/15/30	990	912,591
Global Medical Response, Inc., 7.375%, 10/1/32(2)	3,466	3,609,419
LifePoint Health, Inc.:
9.875%, 8/15/30(2)	2,000	2,155,886
10.00%, 6/1/32(2)	3,900	4,147,003
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)	2,822	2,846,452
		$ 23,858,653
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	$2,250	$ 2,167,720
		$ 2,167,720
Insurance — 2.7%
American International Group, Inc., 5.45%, 5/7/35	$1,379	$ 1,437,037
American National Group, Inc.:
6.00%, 7/15/35	1,416	1,436,837
6.144%, 6/13/32(2)	5,584	5,826,471
7.00% to 12/1/30, 12/1/55(14)	7,197	7,236,267
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(14)	2,860	3,967,831
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,616,081
Athene Holding Ltd., 6.625%, 5/19/55	13,806	14,071,871
Belrose Funding Trust II, 6.792%, 5/15/55(2)	14,000	14,592,121
Essent Group Ltd., 6.25%, 7/1/29	1,739	1,816,310
Fortitude Group Holdings LLC, 6.25%, 4/1/30(2)	3,413	3,557,523
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,347	4,841,688
6.75%, 3/15/54(2)	7,950	8,128,851
7.25% to 3/1/31, 3/1/56(2)(14)	5,555	5,583,677
7.95% to 7/15/29, 10/15/54(2)(14)	3,324	3,450,515
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(14)	15,241	15,031,465
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	490	496,559
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)	6,323	6,556,180
Willis North America, Inc., 5.15%, 3/15/36	1,032	1,032,491
		$ 100,679,775

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Time — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(17)	$2,000	$ 2,209,266
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	825,332
		$ 3,034,598
Lodging — 0.2%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$3,696	$ 3,862,440
6.00%, 6/14/30	4,250	4,459,748
		$ 8,322,188
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$3,175	$ 2,078,751
4.80%, 3/1/50	11,237	8,449,406
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(2)	390	411,770
8.00%, 8/1/29(2)	5,300	5,359,678
		$ 16,299,605
Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(2)	$548	$ 550,251
First Quantum Minerals Ltd., 8.00%, 3/1/33(2)	5,950	6,361,722
		$ 6,911,973
Miscellaneous Manufacturing — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,220,495
		$ 4,220,495
Oil and Gas — 0.6%
Occidental Petroleum Corp., 5.375%, 1/1/32	$9,700	$ 9,938,746
Raizen Fuels Finance SA, 5.70%, 1/17/35(2)	6,109	4,678,368
Sunoco LP, 7.875% to 9/18/30(2)(13)(14)	8,100	8,327,124
		$ 22,944,238
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(2)	$1,500	$ 1,526,106
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(2)	6,085	6,082,180
		$ 7,608,286
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.2%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(14)	$5,500	$ 5,889,103
		$ 5,889,103
Private Equity — 0.4%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(14)	$8,515	$ 8,467,218
KKR & Co., Inc., 5.10%, 8/7/35	7,970	7,974,101
		$ 16,441,319
Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust LP, 3.375%, 2/1/31	$1,263	$ 1,151,831
EPR Properties:
3.60%, 11/15/31	2,509	2,329,552
3.75%, 8/15/29	861	835,449
4.95%, 4/15/28	3,132	3,157,640
Newmark Group, Inc., 7.50%, 1/12/29	6,625	7,113,287
		$ 14,587,759
Retail — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)	$6,308	$ 6,066,584
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(2)	3,331	3,393,920
Sonic Automotive, Inc., 4.625%, 11/15/29(2)	5,840	5,736,855
		$ 15,197,359
Semiconductors — 0.4%
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	$8,376	$ 8,766,280
Qorvo, Inc., 3.375%, 4/1/31(2)	6,550	6,081,243
		$ 14,847,523
Software — 0.5%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,419,442
Oracle Corp.:
3.60%, 4/1/50	10,196	6,358,217
3.95%, 3/25/51	2,928	1,928,372
6.00%, 8/3/55	4,328	3,820,150
		$ 17,526,181
Telecommunications — 0.7%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(14)	$5,275	$ 5,464,257
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(14)	8,636	8,653,998

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
TELUS Corp.: (continued)
6.625% to 3/9/36, 6/9/56(14)	$6,245	$ 6,241,643
Zegona Finance PLC, 8.625%, 7/15/29(2)	4,538	4,827,170
		$ 25,187,068
Transportation — 0.1%
Seaspan Corp., 5.50%, 8/1/29(2)	$4,657	$ 4,426,676
		$ 4,426,676
Total Corporate Bonds (identified cost $911,284,025)		$ 931,337,455

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Fixed-Income Funds — 1.0%
Eaton Vance Floating-Rate ETF(1)	176,186	$ 8,716,344
Eaton Vance Short Duration Income ETF(1)	410,000	21,091,917
Eaton Vance Ultra-Short Income ETF(1)	140,000	7,123,200
Total Exchange-Traded Funds (identified cost $36,794,736)		$ 36,931,461

Preferred Stocks — 0.3%
Security	Shares	Value
Electric Utilities — 0.0%†
PG&E Corp., Series A, 6.00%	18,000	$ 738,000
		$ 738,000
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,487,552
Series A2, 6.375%	74,772	1,067,744
		$ 3,555,296
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	338,309	$ 8,474,641
		$ 8,474,641
Total Preferred Stocks (identified cost $15,873,037)		$ 12,767,937

Senior Floating-Rate Loans — 0.8%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$1,286	$ 1,289,612
		$ 1,289,612
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$1,724	$ 1,729,389
		$ 1,729,389
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$3,439	$ 3,455,762
		$ 3,455,762
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$3,438	$ 3,451,926
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,940	2,958,906
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,439	3,450,627
		$ 9,861,459
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$2,955	$ 2,967,764
		$ 2,967,764
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	$1,724	$ 1,736,593
		$ 1,736,593
Professional Services — 0.0%†
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,728	$ 1,733,386
		$ 1,733,386

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.2%
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$1,728	$ 1,735,729
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	988	914,582
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	3,402	3,408,361
		$ 6,058,672
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,331	$ 1,334,625
		$ 1,334,625
Total Senior Floating-Rate Loans (identified cost $30,205,438)		$ 30,167,262

Sovereign Government Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.3%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 5,163,976
Mexico Udibonos, 4.00%, 11/30/28	MXN	90,912	5,026,373
			$ 10,190,349
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(12)	EUR	4,807	$ 4,606,924
3.75%, 2/7/34(12)	EUR	8,471	8,995,602
			$ 13,602,526
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,218,314
			$ 3,218,314
Total Sovereign Government Bonds (identified cost $25,904,987)			$ 27,011,189

U.S. Government Agency Mortgage-Backed Securities — 19.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$32,134	$ 32,110,616
5.50%, with various maturities to 2055	195,364	198,319,153
Federal National Mortgage Association:
2.00%, 4/1/51	861	713,105
5.50%, with various maturities to 2055	100,147	101,669,067
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(19)	27,260	25,860,796
5.00%, 30-Year, TBA(19)	342,892	342,088,347
5.50%, 30-Year, TBA(19)	40,704	41,278,303
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $738,687,626)		$ 742,039,387

U.S. Treasury Obligations — 32.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$452	$ 288,539
3.375%, 11/15/48	74,899	59,281,389
4.50%, 2/15/36	433	447,123
4.625%, 11/15/45	165,443	161,694,681
U.S. Treasury Notes:
1.125%, 2/15/31	732	646,190
1.25%, 8/15/31	935	816,828
3.50%, 11/15/28	476,707	476,241,467
3.50%, 11/30/30	254,750	252,222,401
4.00%, 2/15/34	141,366	140,957,365
4.00%, 11/15/35	280	275,997
4.25%, 5/15/35	110,128	111,065,808
Total U.S. Treasury Obligations (identified cost $1,203,571,379)		$1,203,937,788

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(20)	$ 3,339,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.5%
Affiliated Fund – 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(21)	152,224,993	$ 152,224,993
Total Affiliated Fund (identified cost $152,224,993)		$ 152,224,993

Sovereign Government Securities –0.2%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.2%
Egypt Treasury Bills, 0.00%, 1/20/26	EGP	350,000	$ 7,263,615
Total Sovereign Government Securities (identified cost $7,302,177)			$ 7,263,615

U.S. Treasury Obligations – 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 4/2/26(22)	$7,140	$ 7,076,658
0.00%, 3/10/26(22)	3,085	3,065,073
Total U.S. Treasury Obligations (identified cost $10,136,366)		$ 10,141,731
Total Short-Term Investments (identified cost $169,663,536)		$ 169,630,339
Total Investments — 109.8% (identified cost $4,089,526,633)		$4,120,002,150
Other Assets, Less Liabilities — (9.8)%		$ (368,282,001)
Net Assets — 100.0%		$3,751,720,149
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $1,243,381,873 or 33.1% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	When-issued, variable rate security whose interest rate will be determined after December 31, 2025.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(7)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Non-income producing security.
(11)	Restricted security. Total market value of restricted securities amounts to $1,679,098, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $114,682,395 or 3.1% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	When-issued security.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

(20)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(21)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	85.7%	$3,530,469,838
Canada	2.8	115,453,156
Denmark	2.6	109,006,480
Cayman Islands	2.3	94,547,166
Mexico	1.0	41,964,784
United Kingdom	0.6	26,282,700
France	0.6	25,227,031
Italy	0.4	15,237,021
Romania	0.3	13,602,526
Jersey	0.3	10,559,631
Switzerland	0.3	10,135,448
Germany	0.2	9,649,389
Luxembourg	0.2	9,587,223
Netherlands	0.2	9,048,692
Spain	0.2	8,829,537
Ireland	0.2	7,823,973
Egypt	0.2	7,263,615
Zambia	0.2	6,361,722
Australia	0.1	5,300,410
Brazil	0.1	4,678,368
Hong Kong	0.1	4,426,676
China	0.1	4,008,057
Bermuda	0.1	3,762,173
South Africa	0.1	3,218,314
Chile	0.1	2,167,720
Supranational	0.1	2,081,288
Indonesia	0.0†	1,505,952
Macau	0.0†	870,371
Colombia	0.0†	1,428
Exchange-Traded Funds	0.9	36,931,461
Total Investments	100.0%	$4,120,002,150
†	Amount is less than 0.05% or (0.05)%, as applicable.

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	500,000,000	USD	10,166,734	Citibank, N.A.	3/11/26	$ 85,601	$ —
BRL	112,413,470	USD	20,249,206	Citibank, N.A.	3/18/26	—	(77,972)
DKK	221,629,702	USD	35,030,577	UBG AG	3/18/26	—	(12,638)
HUF	4,630,266,804	USD	13,954,363	JPMorgan Chase Bank, N.A.	3/18/26	136,139	—
INR	612,654,134	USD	6,763,344	JPMorgan Chase Bank, N.A.	3/18/26	8,712	—
KRW	10,373,711	USD	7,098	Citibank, N.A.	3/18/26	104	—
MXN	200,031,815	USD	10,885,354	JPMorgan Chase Bank, N.A.	3/18/26	144,308	—
SGD	565	USD	439	UBG AG	3/18/26	3	—
USD	5,547,373	CAD	7,650,988	Citibank, N.A.	3/18/26	—	(45,069)
USD	145,712,283	DKK	929,695,364	JPMorgan Chase Bank, N.A.	3/18/26	—	(1,181,455)
USD	28,430,057	EUR	24,302,829	UBG AG	3/18/26	—	(226,932)
USD	7,686,793	GBP	5,775,586	Barclays Bank PLC	3/18/26	—	(96,984)
USD	13,948,099	HUF	4,631,545,484	BNP Paribas	3/18/26	—	(146,294)
USD	6,698,602	INR	612,654,134	Citibank, N.A.	3/18/26	—	(73,454)
						$374,867	$(1,860,798)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	8,458	Long	3/31/26	$ 924,499,051	$(2,860,019)
U.S. 10-Year Treasury Note	868	Long	3/20/26	97,595,750	(62,108)
U.S. Long Treasury Bond	2,094	Long	3/20/26	242,053,313	(2,521,026)
U.S. Ultra 10-Year Treasury Note	1,885	Long	3/20/26	216,804,453	(1,484,093)
U.S. 2-Year Treasury Note	(3,789)	Short	3/31/26	(791,101,756)	240,490
U.S. Ultra-Long Treasury Bond	(1,472)	Short	3/20/26	(173,696,000)	4,161,231
					$(2,525,525)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$ 7,000	5.50% (pays monthly)(4)	5.42%	10/10/29	$ 52,501	$ —	$ 52,501
U.S. Single Family Rental	Goldman Sachs International	4,311	7.85% (pays monthly)(4)	7.61	3/18/28	73,154	3,695	76,849
Total		$11,311				$125,655	$3,695	$129,350

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,311,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint

INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At December 31, 2025, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	106,272	$638,168	$1,679,098
Total Restricted Securities			$638,168	$1,679,098
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $295,480,759, which represents 7.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Debt Opportunities Fund	$16,185,342	$ 20,000,000	$ —	$ —	$(390,382)	$ 35,794,960	$1,411,452	4,291,962
Eaton Vance Emerging Markets Local Income Fund	32,593,084	—	—	—	847,797	33,440,881	1,026,776	9,419,966
Eaton Vance Global Macro Absolute Return Fund	16,258,776	10,000,000	—	—	163,641	26,422,417	636,312	2,992,346
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.713%, 5/15/49	3,906,564	—	—	—	(15,916)	3,890,648	49,518	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,322,088	—	—	—	145,005	2,471,229	11,823	$3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,139,630	—	—	—	156,350	4,304,170	50,641	$5,000,000
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	8,744,111	—	—	(27,767)	8,716,344	100,329	176,186
Eaton Vance Short Duration Income ETF	13,365,300	7,723,500	—	—	3,117	21,091,917	198,966	410,000
Eaton Vance Ultra-Short Income ETF	1,274,125	5,873,050	—	—	(23,975)	7,123,200	48,959	140,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	13,786,757	360,600,527	(222,162,291)	—	—	152,224,993	705,502	152,224,993
Total				$ —	$857,870	$295,480,759	$4,240,278
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$ 95,658,258	$ —	$ —	$ 95,658,258
Asset-Backed Securities	—	429,466,325	—	429,466,325
Collateralized Mortgage Obligations	—	156,100,050	—	156,100,050
Commercial Mortgage-Backed Securities	—	263,244,169	—	263,244,169
Common Stocks	1,428	1,679,098	—	1,680,526
Convertible Bonds	—	20,030,004	—	20,030,004
Corporate Bonds	—	931,337,455	—	931,337,455
Exchange-Traded Funds	36,931,461	—	—	36,931,461
Preferred Stocks	12,767,937	—	—	12,767,937
Senior Floating-Rate Loans	—	30,167,262	—	30,167,262
Sovereign Government Bonds	—	27,011,189	—	27,011,189
U.S. Government Agency Mortgage-Backed Securities	—	742,039,387	—	742,039,387
U.S. Treasury Obligations	—	1,203,937,788	—	1,203,937,788
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	152,224,993	—	—	152,224,993
Sovereign Government Securities	—	7,263,615	—	7,263,615
U.S. Treasury Obligations	—	10,141,731	—	10,141,731
Total Investments	$297,584,077	$3,822,418,073	$0	$4,120,002,150
Forward Foreign Currency Exchange Contracts	$ —	$ 374,867	$ —	$ 374,867
Futures Contracts	4,401,721	—	—	4,401,721
Swap Contracts	—	125,655	—	125,655
Total	$301,985,798	$3,822,918,595	$0	$4,124,904,393
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,860,798)	$ —	$ (1,860,798)
Futures Contracts	(6,927,246)	—	—	(6,927,246)
Total	$ (6,927,246)	$ (1,860,798)	$ —	$ (8,788,044)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.

Eaton Vance
Total Return Bond Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.